Employee compensation and benefits - Mortality tables and average life expectancy at age 60 for the principal plan (Details) - Pension Plan - Principal plan	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Aged 65, Male
Disclosure of defined benefit plans [line items]
Life expectancy at age 65	26 years 2 months 12 days	27 years 1 month 6 days
Aged 40, Male
Disclosure of defined benefit plans [line items]
Life expectancy at age 65	27 years 8 months 12 days	28 years 7 months 6 days
Aged 65, Female
Disclosure of defined benefit plans [line items]
Life expectancy at age 65	28 years 3 months 18 days	28 years 4 months 24 days
Aged 40, Female
Disclosure of defined benefit plans [line items]
Life expectancy at age 65	29 years 9 months 18 days	29 years 10 months 24 days